WICKERSHAM & MURPHY
A PROFESSIONAL CORPORATION
ATTORNEYS AT LAW
430 CAMBRIDGE AVENUE, SUITE 100
PALO ALTO, CALIFORNIA 94306
TELEPHONE: (650) 323-6400
DEBRA K. WEINER	FAX: (650) 323-1108	E-Mail Address: debbie@wickersham.com

March 31, 2005

Office of Emerging Growth Companies
Division of Corporation Finance
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attn:	John Reynolds, Assistant Director

Re:	NuVim, Inc.
Registration Statement on Form SB-2
File No. 333-120938
Amendment No. 2 Filed February 8, 2005

Ladies and Gentlemen:

          We are writing on behalf of our client, NuVim, Inc., a Delaware corporation (“NuVim” or the “Company”), in response to the letter of comments from the Staff of the Securities and Exchange Commission (the “Staff”) to the Company dated March 16, 2005. Transmitted herewith for filing via EDGAR is Amendment No. 3 (the “Amendment”) to NuVim’s registration statement on Form SB-2, File No. 333-120938, originally filed on December 2, 2004, as amended by Pre-effective Amendment No. 1, filed on February 3, 2005 and Pre-effective Amendment No. 2, filed on February 8, 2005 (the “Registration Statement”).

          In addition to responding to the Staff’s latest comment letter, the Amendment reflects a change in the structure of the security to be offered. The prior filing described an offering of 1,000,000 Units, each Unit consisting of (i) two shares of common stock; (ii) two Class A warrants; and (iii) two Class B warrants. The managing underwriter and NuVim have agreed to restructure the offering to be an offering of 1,000,000 Units, each Unit consisting of (i) four shares of common stock; (ii) four Class A warrants; and (iii) four Class B warrants. The Unit price is anticipated to be $12. While the Calculation of Registration Fee table has been modified to reflect these changes, no additional filing fee is required. The Company plans to recirculate the preliminary prospectus.

          The text of each comment, and NuVim’s response thereto, are set forth below and numbered to correspond with the numbering in the Staff’s comment letter.

Division of Corporation Finance
Securities and Exchange Commission
March 31, 2005

General

Comment No. 1:

          The financial statements included in the registration statement should be current at the effective date. Please revise to include the audited financial statements for the fiscal year ended December 31, 2004 to comply with Item 310(g) of Regulation S-B, and provide a current consent of the independent accounts to any amendment.

          Response:

          Amendment No. 3 includes NuVim’s audited financials for the year ended December 31, 2004, a revision to Management’s Discussion and Analysis to discuss those financials and other revisions throughout the registration statement that required updating as a result of the additional of the new financials. A new consent of NuVim’s independent registered public accounting firm is filed as Exhibit 23.2.

Prospectus Delivery Obligation, page 2

Comment No. 2.

          We note that your disclosure imposes the delivery requirement for 25 days following the commencement of this offering. If appears that the requirement should be imposed for 90 days. Please refer to Rule 174 and Section 4(3) of the Securities Act of 1933. Please revise. If you are relying upon Rule 174(d) in imposing the 25 day requirement, please advise as to how you qualify under that subsection of the rule.

          Response:

          With all due respect, we believe that we are correct in stating that the prospectus delivery obligation is 25 days from the effective date, rather than 90 days. We have reviewed Rule 174(d) promulgated under the Securities Act and are satisfied that, as of the effective date, NuVim will qualify under that subsection. Rule 174(d) requires that the registrant, immediately prior to the time of filing the registration statement, not be subject to the reporting requirements of Section 13 or 15(d) of the Securities Exchange Act. NuVim is a private company that is not subject to the reporting requirements of Section 13 or 15(d) of the Exchange Act. In addition, as of the offering date, the securities are listed on a registered national securities exchange or authorized for inclusion in an electronic inter-dealer quotation system. While NuVim initially applied for quotation of its securities on the Nasdaq SmallCap Market and for dual listing on the

Division of Corporation Finance
Securities and Exchange Commission
March 31, 2005

Pacific Exchange, the change in the offering structured has had an impact on NuVim’s ability to list on Nasdaq. Concurrently with this filing, NuVim will be filing an Original Listing Application with the Pacific Exchange and will be withdrawing its Nasdaq application. We expect that NuVim’s Units, Common Stock, Class A Warrants and Class B Warrants will be accepted for listing on the Pacific Exchange. Therefore, we do believe that NuVim will satisfy the requirements of Rule 174(d) if this registration statement is declared effective and therefore, that the 25-day prospectus delivery obligation is the correct requirement. Accordingly, we respectfully request that the Staff waive this comment.

Prospectus Summary, page 3

Comment No. 3.

          The Company’s relationship with the Spencer Trask entities before and after this offering should be briefly discussed in the forepart of this section.

          Response:

          In response to the Staff’s comment, we have briefly elaborated upon NuVim’s relationship with Spencer Trask, both as it currently exists and as it will appear after the offering.

Risk Factors, page 4

Comment No. 4.

          Please add as a risk factor the default information contained in the third through sixth paragraphs under Liquidity and Capital Resources.

          Response:

          We note your new Comment No. 4 and would respectfully request that you reconsider this suggested change. The information regarding NuVim’s default indebtedness is discussed in great detail in several places in the prospectus, including, not only Liquidity and Capital Resources, but also in the very first risk factor, in Related Party Transactions and in the financial statements. The Company is most definitely not trying to bury that information. However, we do not believe that the information you cite from Liquidity and Capital Resources is a risk to investors following this offering. The substantial indebtedness will be largely extinguished upon completion of the offering, and the Company does not expect to find itself in this kind of financial turmoil once it has

Division of Corporation Finance
Securities and Exchange Commission
March 31, 2005

received the net proceeds from the offering. Therefore, we do not see the historical indebtedness problem, serious though it has been for the Company for the past several years, as a risk of the business going forward. Accordingly, we would respectfully ask that you consider waiving this comment. Thank you.

Management’s Discussion and Analysis, page 17

Comment No. 5.

          We note your response to comment number 29 of our letter dated January 7, 2005. When discussing “related parties” to Spencer Trask Specialty Group, please revise to provide a cross-reference to the section in the prospectus that identifies these related parties.

          Response:

          In response to the Staff’s comment, we have revised the disclosure regarding Spencer Trask Specialty Group and its related entities to include a cross-reference that specifically identifies those related entities.

Comment No. 6.

          We note your discussion of the defaulted amounts owed to Spencer Trask of $2,500,000 and $2,480,000 and how such debt will be converted to shares. Please revise to clarify if the difference between $5.9 million owed and the sum of the two noted debts consist of defaulted interest.

          Response:

          In response to the Staff’s comment, the Company has revised the disclosure concerning the defaulted amounts owed to Spencer Trask to clarify that the total amount being paid to extinguish this indebtedness includes the principal and accrued interest.

Business, page 26

Comment No. 7.

          We note your response to comment 37. We note that there is one study discussed that involves 31 human subjects and your product. Please revise to cite that study and identify the party that conducted it.

Division of Corporation Finance
Securities and Exchange Commission
March 31, 2005

          Response:

          In response to the Staff’s comment, the Company has modified the discussion of the clinical studies to specifically identify the study that involved NuVim and to disclose that that study was conducted by CM Colker, M. Swain, L. Lynch and D.A. Gingerich.

Comment No. 8.

          We note your statement that you do not have clinical evidence that a shorter period of consumption would provide similar benefits, but you do “have anecdotal evidence supporting that conclusion.” Please revise to elaborate.

          Response:

          The anecdotal evidence mentioned in Pre-effective Amendment No. 2 is based on unsolicited consumer responses and comments consumers have provided on our website. However, because we do not think the point is that significant, we have chosen to delete it rather than to elaborate upon it.

Comment No. 9.

          We note your response to comment 38. Please revise to clarify if you will be charged for the services provided by Dialog Group. If so, please revise to include this information in your discussion of related party transactions.

          Response:

          In response to the Staff’s comment, the discussion regarding Dialog Group has been expanded to note that in the future, NuVim expects to engage Dialog Group to substantially redesign its website and to continue hosting the website. However, the two parties have not entered into any agreement or understanding regarding how much this work will cost. It could be anywhere from $10,000 to $50,000 to redesign the website. At such time as the work is contracted for, the Company will make the appropriate disclosures, keeping in mind that because Mr. DeCrescenzo is President of Dialog Group and on the NuVim board, the relationship implicates the reporting requirement of Item 404 of Regulation S-B. At the present time, however, there is nothing to disclose.

Division of Corporation Finance
Securities and Exchange Commission
March 31, 2005

Comment No. 10:

          We note your response to comment 41. Please revise to discuss any material risks that may be associated with the fact that your relationship with Orefield Cold Storage and Sommer Maid Creamery is not controlled by any contracts.

          Response:

          The Company has expanded its discussion of Orefield Cold Storage and Sommer Maid Creamery to underscore that our relationship with these companies is conducted on purchase orders only. However, we also have stated that NuVim has identified acceptable alternative sources of these services and therefore does not consider the warehousing and transportation portion of its business to be subject to any particular risk.

Comment No. 11:

          We note your response to comment 42. Your statement that NuVim antibodies react with bacteria that infect humans is a benefit “not available in other products” still appears to imply that regular milk antibodies do not “react with bacteria in humans.” Please revise to clarify if that implication is appropriate.

          Response:

          In response to the Staff’s comment, the Company has revised the disclosure to try to express the correct statement regarding the antibodies in NuVim and in regular milk more clearly.

Management, page 3

Comment No. 12:

          Please revise to clarify if Paul Young is still associated with Paul Young Enterprises, LLC.

          Response:

          Mr. Young’s biographical paragraph has been revised to indicate that he no longer was operating Paul Young Enterprises as of December 31, 2003.

Division of Corporation Finance
Securities and Exchange Commission
March 31, 2005

Executive Compensation, page 36

Comment No. 13:

          This entire section should be updated to include the most recent fiscal year.

          Response:

          The Company has updated the executive compensation section to include information through December 31, 2004.

Related Party Transactions, page 40

Comment No. 14:

          We note your response to comment 57. Please revise to elaborate on the “special product development” and “improvement projects” arrangements. For instance, it is unclear how intellectual property rights will be divided if any new products were to result from your collaboration.

          Response:

          In response to the Staff’s request, the Company reviewed its disclosure and the SMBI agreements. It appears that the statement citing “special product development” and “improvement projects” was inadvertently overlooked when the disclosure was updated at the time NuVim was describing its Amended and Restated SMBI agreements. Accordingly, the statement was removed from Amendment No. 3.

Principal Stockholders, page 45

Comment No. 15:

          Kevin Kimberlin is the beneficial owner of a majority of the shares presently outstanding and will be the largest beneficial owner after the offering. He should therefore be added to the table of “beneficial owners” as required by Item 403.

          Response:

          In response to the Staff’s comment and upon further review of Item 403 of Regulation S-B, the Company has added Kevin Kimberlin as a beneficial owner in the Principal Stockholders table.

Division of Corporation Finance
Securities and Exchange Commission
March 31, 2005

Underwriting, page 53

Comment No. 16:

          We reissue comment 68. The underwriting agreement at Section 9 should be amended or the prospectus appropriately revised.

          Response:

           Inasmuch as this offering is intended by all concerned to be a firm commitment offering, Section 9 of the Underwriting Agreement has been revised to modify the language so that it is perfectly clear that upon signing the underwriting agreement, the underwriters have committed to purchase all of the firm commitment securities, if any are purchased. The amended form of Underwriting Agreement is being filed as part of Amendment No. 3 to the Registration Statement.

Part II

Exhibits

Comment No. 17:

          We note that a number of exhibits, including the opinion and consent of consent, remains to be filed by amendment.

          Response:

          The Company has filed the previously-omitted exhibits with this Amendment.

          The Company respectfully acknowledges the Staff’s comments and appreciates the assistance you are providing.

          We note the Staff’s Closing Comments and understand that you may have additional comments upon review of this Amendment. We are hoping to be able to request acceleration of the effective date of the registration statement in the near future, so we would appreciate your prompt review of this amendment. In an attempt to facilitate that review, we will provide several marked copies of the Amendment and would expect that our financial printer will deliver those copies within 24 hours.

Division of Corporation Finance
Securities and Exchange Commission
March 31, 2005

          Further comments or requests for information should be directed to the undersigned or to John Murphy in this office. You can reach either of us at (650) 323-6400.

Very truly yours,

/s/ DEBRA K. WEINER

Debra K. Weiner

/dkw:NVM1L:321
Enclosures

cc:	Duc Dang, Esq. (Division of Corporation Finance)
Angela Halac (Division of Corporation Finance)
Mark von Bergen, Esq. (Holland & Knight)
David Wang, Esq. (Holland & Knight)
Michael Schreck (WithumSmith+Brown)
Richard P. Kundrat (NuVim, Inc.)
Michael Vesey (NuVim, Inc.)
Lorraine Maxfield (Paulson Investment Company, Inc.)